February 3, 2015

VIA EDGAR SUBMISSION

Securities and Exchange Commission

450 Fifth Street

Judiciary Plaza

Washington, D.C. 20549

Re: Prudential Investment Portfolios 3: Form N-1A Post-Effective Amendment No. 44 to the Registration Statement under the Securities Act of 1933; Amendment No. 45 to the Registration Statement under the Investment Company Act of 1940 Securities Act Registration No. 333-95849

Investment Company Act No. 811-09805

Dear Sir or Madam:

On behalf of Prudential Global Tactical Allocation Fund (the “Fund”), a new series of Prudential Investment Portfolios 3 (the “Trust”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), transmitted herewith for filing Post-Effective Amendment No. 44 to the Registration Statement under the 1933 Act; Amendment No. 45 to the Registration Statement under the 1940 Act (the “Amendment”).

This filing is being made pursuant to Rule 485(a) under the 1933 Act in order to add the Fund as a new series of the Trust.

The Fund intends to file a subsequent post-effective amendment on or before April 20, 2015 pursuant to Rule 485(b) under the 1933 Act, to include certain other exhibits, as well as non-material financial and other information, and information responsive to any comments from the staff of the Securities and Exchange Commission (the “Staff”) regarding the Amendment filed herewith.

To assist you with the review of this filing, we note that many sections of the Registration Statement are substantially similar to those sections in Registration Statements which were recently reviewed by the Staff: Prudential Investment Portfolios 3, on Form N-1A, effective on January 26, 2015 (File No. 333-95849 and 811-09805); and Prudential Investment Portfolios 12, Registration Statement on Form N-1A, effective on May 22, 2014(File No. 333-42305 and 811-085665) (collectively the “Prior Registration Statements”). The prior filing of the Trust related to another series of the Trust that also utilizes a Cayman Islands subsidiary.

The Amendment contains all applicable Staff comments to the Prior Registration Statements. The Amendment includes substantially similar disclosure to the Prior Registration Statements, except with respect to the Fund’s principal investments in derivatives.

Since the Amendment is substantially similar to the Prior Registration Statements of mutual funds in the same fund complex that were recently reviewed by the Staff and declared effective by the Staff, we request that the Amendment receives “no review” or limited review if deemed necessary by the staff, except with respect to the sections that the registrant has noted as being substantially different. The Amendment will go effective on April 20, 2015 and we would appreciate receiving the Staff’s comments, if any, on or about April 15, 2015.

If you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Staff’s review, please contact me at 973-802-5032. Thank you for your assistance in this matter.

Sincerely yours,

/s/ Claudia DiGiacomo

Claudia DiGiacomo

Vice President and Corporate Counsel